DERIVATIVE LIABILITY	6 Months Ended
Mar. 31, 2026
DERIVATIVE LIABILITY.
DERIVATIVE LIABILITY

NOTE 14 — DERIVATIVE LIABILITY

The derivative liability was the conversion feature bifurcated from the convertible note contract as presented in Note 13. The movement of the derivative liability is as follows:

Fair value
Beginning balance as of September 30, 2025	$230,379
Change in fair value	(204,794)
Ending balance as of March 31, 2026	$25,585

There is no transfer between levels during the six months ended March 31, 2026.

A number of subjective input assumptions were used in the Binomial Tree Lattice model in relation to the conversion derivative, including expected term, stock price, conversion price, stock price volatility and dividend yield. The expected term was determined based on the period of time that the Convertible Note granted was expected to be outstanding. The stock price was determined based on the quoted trading price of the Company’s stock. The conversion price was determined based on the terms prescribed in the Convertible Promissory Note. The stock price volatility was calculated based on the historical trading price of the Company’s stock. The dividend yield is determined with reference to the historical dividend record of the Company.

In the Binomial Tree Lattice model, the conversion price was assessed at 88% multiplied by the lowest daily volume weighted average price in the ten trading days period immediately preceding the applicable measurement date, with a floor price of US$ 0.7106.